Deferred Revenue - Gross Changes in Deferred Revenue Associated with Non-Cash Consideration Received (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Change in Contract with Customer, Liability [Roll Forward]
Balance, beginning of the year	$ 382	$ 230
Non-cash consideration received in exchange for services	60	273
Revenue recognized related to non-cash consideration	(158)	(121)
Balance, end of the year	284	382
Current portion	95	135
Long term portion	189	247
Deferred revenue, non-cash consideration	$ 284	$ 382